BORROWINGS	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
BORROWINGS	BORROWINGS
    Principal repayments on total borrowings due over the next five years and thereafter are as follows:

(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total borrowings
2022	$1,067	$848	$189	$—	$2,104
2023	344	804	728	—	1,876
2024	1,212	769	542	—	2,523
2025	139	3,187	901	—	4,227
2026	94	288	7,410	1,619	9,411
Thereafter	1,051	3,426	5,017	—	9,494
Total - Principal repayments	$3,907	$9,322	$14,787	$1,619	$29,635
Total - Deferred financing costs and other	$(35)	$(223)	$(301)	$—	$(559)
Total - December 31, 2021	$3,872	$9,099	$14,486	$1,619	$29,076
Total - December 31, 2020	$3,389	$5,904	$13,873	$610	$23,776
(a)    Corporate borrowings
    The partnership has bilateral credit facilities backed by global banks. The credit facilities are available in Euros, British pounds, Australian dollars, U.S. dollars and Canadian dollars. Advances under the credit facilities bear interest at the specified LIBOR, EURIBOR, CDOR, BBSY or bankers’ acceptance rate plus 2.50%, or the specified base rate or prime rate plus 1.50%. The credit facilities require the partnership to maintain a minimum tangible net worth and deconsolidated debt to capitalization ratio at the corporate level. At December 31, 2021, the partnership had $456 million available on its bilateral credit facilities with a maturity date of June 29, 2026. The balance drawn on the bilateral credit facility at December 31, 2021 is $1,619 million (2020: $310 million).
    The partnership has a revolving acquisition credit facility with Brookfield. During the fourth quarter of 2021, the total available amount on the credit facility was increased to $1.0 billion. The credit facility is guaranteed by the partnership, the Holding LP and certain of the partnership’s wholly-owned subsidiaries. The credit facility is available in U.S. dollars or Canadian dollars, and advances are made by way of LIBOR, base rate, bankers’ acceptance rate or prime rate loans. The credit facility bears interest at the specified LIBOR or bankers’ acceptance rate plus 3.45%, or the specified base rate or prime rate plus 2.45%. The credit facility requires the partnership to maintain a minimum deconsolidated net worth and contains restrictions on the ability of the borrowers and the guarantors to, among other things, incur liens, engage in certain mergers and consolidations or enter into speculative hedging arrangements. Net proceeds above a specified threshold that are received by the borrowers from asset dispositions, debt incurrences or equity issuances by the borrowers or their subsidiaries must be used to pay down the credit facility (which can then be redrawn to fund future investments). The facility automatically renews for consecutive one-year periods until June 26, 2026. The total available amount on the credit facility will decrease to $500 million on April 27, 2023. As at December 31, 2021, the credit facility remains undrawn.
    The partnership is currently in compliance with all covenant requirements and the partnership continues to monitor performance against such covenant requirements.
    Refer to Note 25 for further details on the Deposit Agreement with Brookfield. As at December 31, 2021, there were no funds on deposit from Brookfield (2020: $300 million).
(b)    Non-recourse subsidiary borrowings of the partnership
    Total non-recourse subsidiary borrowings of the partnership as at December 31, 2021 were $27,457 million (2020: $23,166 million).
    Some of the partnership’s businesses have credit facilities in which they borrow and repay on a short-term basis. This movement has been shown on a net basis in the partnership’s consolidated statements of cash flow.
The partnership has financing arrangements within its operating businesses that trade in public markets or are held at major financial institutions. The financing arrangements are primarily composed of term loans, credit facilities and notes and debentures which are subject to fixed or floating interest rates. Most of these borrowings are not subject to financial maintenance covenants, however, some are subject to fixed charge coverage, leverage ratios and minimum equity or liquidity covenants.
    The partnership’s operations are currently in compliance with or have obtained waivers related to all material covenant requirements and the partnership continues to work with its businesses to monitor performance against such covenant requirements.
    The weighted average interest rates and terms of non-recourse subsidiary borrowings are as follows:

	Weighted average rate		Weighted average term (years)		Consolidated
(US$ MILLIONS, except as noted)	2021	2020	2021	2020	2021	2020
Business services	5.7%	5.9%	5.5	3.7	$3,872	$3,389
Infrastructure services	4.2%	4.0%	4.7	4.3	9,099	5,904
Industrials	5.3%	5.3%	5.2	5.7	14,486	13,873
Total	4.9%	5.0%	5.0	5.0	$27,457	$23,166
    Non-recourse borrowings in subsidiaries of the partnership by currency are as follows:

(US$ MILLIONS, except as noted)	December 31, 2021	Local currency	December 31, 2020	Local currency
U.S. dollars	$15,037	15,037	$15,305	15,305
Euros	7,569	6,672	3,466	2,820
Brazilian reais	1,638	9,138	1,475	7,667
Australian dollars	985	1,357	994	1,292
Indian rupees	760	56,728	967	70,614
Canadian dollars	1,443	1,824	923	1,175
Other	25	195	36	144
Total	$27,457		$23,166